Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net (loss)	$ (14,010)	$ (18,138)
Adjustments required to reflect net cash used in operating activities:
Depreciation	421	364
Non-cash operating lease expenses	434	411
Share-based compensation	1,144	1,485
Loss on marketable securities and short-term bank deposits	1,626	4,886
Changes in operating asset and liability items:
Increase in prepaid expenses and other receivables	(169)	(205)
Decrease in accounts payable trade	(240)	(211)
Decrease in accrued expenses and other liabilities	(1,389)	(307)
Operating lease liabilities	(624)	(827)
Net cash used in operating activities	(12,807)	(12,542)
Cash flows from investing activities
Purchase of property and equipment	(200)	(4,351)
Proceeds from sale of property and equipment	82
Investment in short-term interest bearing bank deposits	(34,218)	(35,234)
Release of short-term interest bearing bank deposits	288
Purchases of marketable securities		(1,608)
Proceeds from sales of marketable securities		62,549
Net cash (used in) provided by investing activities	(34,048)	21,356
Cash flows from financing activities
Proceeds from issuance of shares, net	360
Proceeds from exercise of options		100
Net cash provided by financing activities	360	100
Increase (decrease) in cash and cash equivalents	(46,495)	8,914
Cash and cash equivalents - beginning of period	50,357	11,636
Cash and cash equivalents - end of period	3,862	20,550
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash paid (received) for interest, net	$ 233	$ 45